Income Taxes - Reconciliation of the statutory tax rate to effective tax rate (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
RATE
Loss before tax:	$ (74,049)	$ (66,933)	$ (133,069)	$ (143,624)	$ (236,513)	$ (285,223)
Income tax, at the statutory rate					$ (44,937)	$ (54,905)
Income tax expense based on federal statutory rate					19.00%	19.30%
Effect of different tax rates					(1.20%)	3.30%
Tax rate modifications						5.70%
Valuation Allowances					(18.00%)	(20.80%)
Permanent differences					(0.70%)	0.30%
Withholding tax					(0.20%)	(0.30%)
Tax indemnity					(2.70%)
Sale of Subsidiary					2.20%
Other					(0.80%)
Effective rate					(2.40%)	7.50%